PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2016
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance		$ 26,068		$ 120		$ 145
Transfer from exploration and evaluation assets	[1]			15,336
Additions		33,010		4,633		52
Disposals						(47)
Amended acquisition consideration	[2]			6,000
Depreciation charges		(13)		(21)		(30)
Net book value, ending balance		59,065		26,068		120
Liability recorded		0		0
Remaining payment recognized as liability		0		3,750
Buck Creek Complex [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Final vendor payment		6,000		12,000
Liability recorded				0
Installment payment		2,250
Remaining payment recognized as liability		3,750
At Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance		26,173		196
Net book value, ending balance		59,183		26,173		196
Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance		(105)		(76)
Net book value, ending balance		(118)		(105)		(76)
Mine Development Properties [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance		25,969		0		0
Transfer from exploration and evaluation assets	[1]			15,336
Additions		16,127		4,633		0
Disposals						0
Amended acquisition consideration	[2]			6,000
Depreciation charges		0	[3]	0	[3]	0
Net book value, ending balance		42,096		25,969		0
Mine Development Properties [Member] | At Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance		25,969		0
Net book value, ending balance		42,096		25,969		0
Mine Development Properties [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance		0		0
Net book value, ending balance				0		0
Mine Plant and Equipment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance		0		0		0
Transfer from exploration and evaluation assets	[1]			0
Additions		16,883		0		0
Disposals						0
Amended acquisition consideration	[2]			0
Depreciation charges		0	[3]	0	[3]	0
Net book value, ending balance		16,883		0		0
Mine Plant and Equipment [Member] | At Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance		0		0
Net book value, ending balance		16,883		0		0
Mine Plant and Equipment [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance		0		0
Net book value, ending balance		0		0		0
Other Plant and Equipment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance		99		120		145
Transfer from exploration and evaluation assets	[1]			0
Additions		0		0		52
Disposals						(47)
Amended acquisition consideration	[2]			0
Depreciation charges		(13)		(21)		(30)
Net book value, ending balance		86		99		120
Other Plant and Equipment [Member] | At Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance		204		196
Net book value, ending balance		204		204		196
Other Plant and Equipment [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance		(105)		(76)
Net book value, ending balance		$ (118)		$ (105)		$ (76)

[1]	During the 2017 financial year, the Group made a decision to proceed with development of the Poplar Grove Mine, located within the Buck Creek Complex. Accumulated exploration and evaluation expenditure in respect of the Buck Creek Complex was transferred to 'mine development properties' and 'advance royalties' (as appropriate).
[2]	During the 2017 financial year, the Group amended the terms of the final vendor payment required as part of the Company's original acquisition of the Buck Creek coal leases in 2012 ("Acquisition"). The Acquisition previously required the Company to pay a final vendor payment of US$12 million ("Final Payment") to complete the acquisition. The Final Payment was reduced to US$6 million. No liability was previously recorded for the US$12 million payment, as this was to be paid at the Group's option only if it elected to complete the transaction. The US$6 million Final Payment was recorded as a liability with a corresponding increase to 'mine development properties'. During the 2017 financial year, the Group paid the first instalment of the Final Payment, being US$2.25 million, and the final instalment of US$3.75 million has was paid during the 2018 financial year (refer Note 12).
[3]	No depreciation is recognised in respect of 'mine development properties' or 'mine plant and equipment' until mining operations have commenced. The associated assets were not available for intended use at June 30, 2018.